Financial Instruments and Risk Management (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents (CAD)	$ 1,341,893	$ 1,011,996
Cash and cash equivalents (MGA)	62,433	1,698
Amounts receivable (CAD)	319,555	73,707
Amounts receivable (MGA)	61,234	26
Accounts payable and accrued liabilities (CAD)	124,023	137,329
Accounts payable and accrued liabilities (MGA)	(203,028)	(30,574)
Accounts payable and accrued liabilities (ZAR)	(48,773)	0
Accounts payable and accrued liabilities (EUR)	0	(166,869)
Provisions (CAD)	727,051	738,022
Net foreign exchange exposure in USD	682,240	14,633
Impact of 10% change in foreign exchange rates	$ 68,224	$ 1,463